Property Plant And Equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property Plant And Equipment
11	Property, plant and equipment

	Servers and network equipment RMB ’million	Leasehold improve -ments RMB ’million	Office furniture, equipment and others RMB ’million	Total RMB ’million
At January 1, 2018
Cost	123	75	22	220
Accumulated depreciation	(51)	(32)	(10)	(93)
Net book amount	72	43	12	127
Year ended December 31, 2018
Opening net book amount	72	43	12	127
Additions	95	10	11	116
Business combination	-	3	1	4
Disposals	(1)	-	-	(1)
Depreciation charge	(45)	(25)	(8)	(78)
Closing net book amount	121	31	16	168
At December 31, 2018
Cost	217	88	30	335
Accumulated depreciation	(96)	(57)	(14)	(167)
Net book amount	121	31	16	168
Year ended December 31, 2019
Opening net book amount	121	31	16	168
Additions	63	13	24	100
Business combination	-	-	1	1
Disposals	-	(1)	(1)	(2)
Depreciation charge	(60)	(17)	(11)	(88)
Closing net book amount	124	26	29	179
At December 31, 2019
Cost	264	59	41	364
Accumulated depreciation	(140)	(33)	(12)	(185)
Net book amount	124	26	29	179

During the years ended December 31, 2017, 2018 and 2019, depreciation was charged to the consolidated income statements as follows:

	Year ended December 31,
	2017	2018	2019
	RMB’million	RMB’million	RMB’million
Cost of revenues	33	47	64
Selling and marketing expenses	2	1	1
General and administrative expenses	27	30	23
	62	78	88